Earnings Per Share (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings Per Share [Abstract]
Excluded options and warrants rom the diluted weighted average number of ordinary shares	$ 30,365	$ 1,844	$ 794